Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Benefit Obligation:
Benefit obligation at end of year	$ 23,300	$ 19,500
Retirement Plans [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of year	156,015	141,828
Service cost	4,160	4,043	4,001
Interest cost	8,926	8,339	7,776
Actuarial loss (gain)	20,444	6,278
Benefits paid	(4,130)	(4,473)
Benefit obligation at end of year	185,415	156,015	141,828
Other Benefits [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of year	48,355	34,221
Service cost	970	489	583
Interest cost	2,584	1,668	1,884
Participant contributions	155	144
Actuarial loss (gain)	1,743	14,135
Benefits paid	(2,086)	(2,404)
Medicare subsidy		102
Benefit obligation at end of year	$ 51,721	$ 48,355	$ 34,221